FINANCIAL INSTRUMENTS - Liquidity analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities	$ 469,538	$ 455,078
Other financial liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Undiscounted cash flows	272,742		$ 275,224
Financial liabilities	190,315		178,705
Other current liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Undiscounted cash flows	130,323		120,820
Financial liabilities	$ 130,323	120,820	$ 120,820
Weighted average effective interest rate	15.00%		15.00%
Other non-current liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Undiscounted cash flows	$ 142,419		$ 154,404
Financial liabilities	$ 59,992	$ 57,885	$ 57,885
Weighted average effective interest rate	11.88%		10.99%
Within one year | Other financial liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Undiscounted cash flows	$ 131,655		$ 126,130
Within one year | Other current liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Undiscounted cash flows	130,323		120,820
Within one year | Other non-current liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Undiscounted cash flows	1,332		5,310
1-2 years | Other financial liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Undiscounted cash flows	8,497		8,420
1-2 years | Other non-current liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Undiscounted cash flows	8,497		8,420
2-3 Years | Other financial liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Undiscounted cash flows	8,477		8,440
2-3 Years | Other non-current liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Undiscounted cash flows	8,477		8,440
After 3 years | Other financial liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Undiscounted cash flows	124,113		132,234
After 3 years | Other non-current liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Undiscounted cash flows	$ 124,113		$ 132,234